PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Machinery and electronic equipment	2,555,217	3,390,586	519,630
Leasehold improvements	1,176,201	1,331,472	204,057
Motor vehicles	4,952	121,072	18,555
Construction in progress	725,147	946,721	145,091
	4,461,517	5,789,851	887,333
Less: accumulated depreciation	(1,537,113)	(1,710,616)	(262,163)
	2,924,404	4,079,235	625,170